UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Schweitzer
Title:  Chief Financial Officer
Phone:  (212) 984-2373


Signature, Place and Date of Signing:

/s/ Scott Schweitzer             New York, New York             May 17, 2010
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    114

Form 13F Information Table Value Total:    $1,239,357
                                           (thousands)


List of Other Included Managers:

No.       Form 13F File Number      Name

1.        028-13737                 Fox Point Fund LP
2.        028-13746                 Fox Point Offshore, Ltd.
3.        028-13749                 Fox Point QP Fund LP


COLUMN 1                    COLUMN  2          COLUMN 3     COLUMN 4       COLUMN 5     COLUMN 6   COLUMN 7         COLUMN 8

                                                             VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS         CUSIP       (X$1000)  PRN AMT PRN CALL DISCRETION  MANAGERS    SOLE    SHARED  NONE
ACME PACKET INC               COM             004764106       12          627  SH       DEFINED        1         627
ACME PACKET INC               COM             004764106       41        2,112  SH       DEFINED        2       2,112
ACME PACKET INC               COM             004764106       44        2,261  SH       DEFINED        3       2,261
ALLERGAN INC                  COM             018490102      657       10,052  SH       DEFINED        1      10,052
ALLERGAN INC                  COM             018490102    2,211       33,850  SH       DEFINED        2      33,850
ALLERGAN INC                  COM             018490102    2,358       36,098  SH       DEFINED        3      36,098
ALTRIA GROUP INC              COM             02209S103    2,320      113,080  SH       DEFINED        1     113,080
ALTRIA GROUP INC              COM             02209S103    7,814      380,819  SH       DEFINED        2     380,819
ALTRIA GROUP INC              COM             02209S103    8,333      406,101  SH       DEFINED        3     406,101
AMAZON COM INC                COM             023135106    3,838       28,270  SH       DEFINED        1      28,270
AMAZON COM INC                COM             023135106   12,926       95,205  SH       DEFINED        2      95,205
AMAZON COM INC                COM             023135106   13,784      101,525  SH       DEFINED        3     101,525
APPLE INC                     COM             037833100    2,953       12,565  SH       DEFINED        1      12,565
APPLE INC                     COM             037833100    9,944       42,313  SH       DEFINED        2      42,313
APPLE INC                     COM             037833100   10,604       45,122  SH       DEFINED        3      45,122
CA INC                        COM             12673P105    1,592       67,848  SH       DEFINED        1      67,848
CA INC                        COM             12673P105    5,363      228,491  SH       DEFINED        2     228,491
CA INC                        COM             12673P105    5,719      243,661  SH       DEFINED        3     243,661
CARDINAL HEALTH INC           COM             14149Y108    1,132       31,409  SH       DEFINED        1      31,409
CARDINAL HEALTH INC           COM             14149Y108    3,812      105,790  SH       DEFINED        2     105,790
CARDINAL HEALTH INC           COM             14149Y108    4,064      112,801  SH       DEFINED        3     112,801
CELGENE CORP                  COM             151020104    4,087       65,964  SH       DEFINED        1      65,964
CELGENE CORP                  COM             151020104   13,764      222,144  SH       DEFINED        2     222,144
CELGENE CORP                  COM             151020104   14,678      236,892  SH       DEFINED        3     236,892
CHECK POINT SOFTWARE TECH LT  ORD             M22465104    1,100       31,352  SH       DEFINED        1      31,352
CHECK POINT SOFTWARE TECH LT  ORD             M22465104    3,703      105,581  SH       DEFINED        2     105,581
CHECK POINT SOFTWARE TECH LT  ORD             M22465104    3,965      113,067  SH       DEFINED        3     113,067
CIT GROUP INC                 COM NEW         125581801    2,325       59,681  SH       DEFINED        1      59,681
CIT GROUP INC                 COM NEW         125581801    7,830      200,988  SH       DEFINED        2     200,988
CIT GROUP INC                 COM NEW         125581801    8,350      214,331  SH       DEFINED        3     214,331
CREDICORP LTD                 COM             G2519Y108      499        5,654  SH       DEFINED        1       5,654
CREDICORP LTD                 COM             G2519Y108    1,679       19,041  SH       DEFINED        2      19,041
CREDICORP LTD                 COM             G2519Y108    1,790       20,305  SH       DEFINED        3      20,305
DECKERS OUTDOOR CORP          COM             243537107      433        3,141  SH       DEFINED        1       3,141
DECKERS OUTDOOR CORP          COM             243537107    1,460       10,578  SH       DEFINED        2      10,578
DECKERS OUTDOOR CORP          COM             243537107    1,557       11,281  SH       DEFINED        3      11,281
DIRECTV                       COM CL A        25490A101    4,248      125,645  SH       DEFINED        1     125,645
DIRECTV                       COM CL A        25490A101   14,306      423,132  SH       DEFINED        2     423,132
DIRECTV                       COM CL A        25490A101   15,256      451,223  SH       DEFINED        3     451,223
DOLLAR TREE INC               COM             256746108    1,860       31,409  SH       DEFINED        1      31,409
DOLLAR TREE INC               COM             256746108    6,265      105,791  SH       DEFINED        2     105,791
DOLLAR TREE INC               COM             256746108    6,680      112,800  SH       DEFINED        3     112,800
EBAY INC                      COM             278642103    2,253       83,554  SH       DEFINED        1      83,554
EBAY INC                      COM             278642103    7,588      281,383  SH       DEFINED        2     281,383
EBAY INC                      COM             278642103    8,092      300,063  SH       DEFINED        3     300,063
EXPRESS SCRIPTS INC           COM             302182100    1,534       15,077  SH       DEFINED        1      15,077
EXPRESS SCRIPTS INC           COM             302182100    5,167       50,776  SH       DEFINED        2      50,776
EXPRESS SCRIPTS INC           COM             302182100    5,510       54,147  SH       DEFINED        3      54,147
FOOT LOCKER INC               COM             344849104      472       31,409  SH       DEFINED        1      31,409
FOOT LOCKER INC               COM             344849104    1,591      105,791  SH       DEFINED        2     105,791
FOOT LOCKER INC               COM             344849104    1,697      112,800  SH       DEFINED        3     112,800
GENZYME CORP                  COM             372917104      488        9,423  SH       DEFINED        1       9,423
GENZYME CORP                  COM             372917104    1,645       31,737  SH       DEFINED        2      31,737
GENZYME CORP                  COM             372917104    1,754       33,840  SH       DEFINED        3      33,840
GREEN MTN COFFEE ROASTERS IN  COM             393122106    1,035       10,680  SH       DEFINED        1      10,680
GREEN MTN COFFEE ROASTERS IN  COM             393122106    3,484       35,966  SH       DEFINED        2      35,966
GREEN MTN COFFEE ROASTERS IN  COM             393122106    3,715       38,354  SH       DEFINED        3      38,354
HANSEN NAT CORP               COM             411310105    2,589       59,681  SH       DEFINED        1      59,681
HANSEN NAT CORP               COM             411310105    8,719      200,988  SH       DEFINED        2     200,988
HANSEN NAT CORP               COM             411310105    9,298      214,331  SH       DEFINED        3     214,331
HEALTH NET INC                COM             42222G108      781       31,410  SH       DEFINED        1      31,410
HEALTH NET INC                COM             42222G108    2,631      105,798  SH       DEFINED        2     105,798
HEALTH NET INC                COM             42222G108    2,805      112,792  SH       DEFINED        3     112,792
IAC INTERACTIVECORP           COM PAR $.001   44919P508    1,431       62,822  SH       DEFINED        1      62,822
IAC INTERACTIVECORP           COM PAR $.001   44919P508    4,819      211,566  SH       DEFINED        2     211,566
IAC INTERACTIVECORP           COM PAR $.001   44919P508    5,139      225,612  SH       DEFINED        3     225,612
ISHARES TR INDEX              FTSE XNHUA IDX  464287184   29,041      689,800      PUT  DEFINED        1     689,800
ISHARES TR INDEX              FTSE XNHUA IDX  464287184   97,803    2,323,100      PUT  DEFINED        2   2,323,100
ISHARES TR INDEX              FTSE XNHUA IDX  464287184  104,707    2,487,100      PUT  DEFINED        3   2,487,100
J CREW GROUP INC              COM             46612H402    1,125       24,501  SH       DEFINED        1      24,501
J CREW GROUP INC              COM             46612H402    3,787       82,511  SH       DEFINED        2      82,511
J CREW GROUP INC              COM             46612H402    4,039       87,988  SH       DEFINED        3      87,988
LAZARD LTD                    SHS A           G54050102      449       12,565  SH       DEFINED        1      12,565
LAZARD LTD                    SHS A           G54050102    1,511       42,313  SH       DEFINED        2      42,313
LAZARD LTD                    SHS A           G54050102    1,611       45,122  SH       DEFINED        3      45,122
MCDONALDS CORP                COM             580135101      629        9,423  SH       DEFINED        1       9,423
MCDONALDS CORP                COM             580135101    2,117       31,735  SH       DEFINED        2      31,735
MCDONALDS CORP                COM             580135101    2,258       33,842  SH       DEFINED        3      33,842
MICROSOFT CORP                COM             594918104      920       31,409  SH       DEFINED        1      31,409
MICROSOFT CORP                COM             594918104    3,098      105,790  SH       DEFINED        2     105,790
MICROSOFT CORP                COM             594918104    3,304      112,801  SH       DEFINED        3     112,801
OCCIDENTAL PETE CORP DEL      COM             674599105      372        4,397  SH       DEFINED        1       4,397
OCCIDENTAL PETE CORP DEL      COM             674599105    1,252       14,810  SH       DEFINED        2      14,810
OCCIDENTAL PETE CORP DEL      COM             674599105    1,335       15,793  SH       DEFINED        3      15,793
OMNICARE INC                  COM             681904108      889       31,410  SH       DEFINED        1      31,410
OMNICARE INC                  COM             681904108    2,993      105,798  SH       DEFINED        2     105,798
OMNICARE INC                  COM             681904108    3,191      112,792  SH       DEFINED        3     112,792
PHILIP MORRIS INTL INC        COM             718172109    2,294       43,976  SH       DEFINED        1      43,976
PHILIP MORRIS INTL INC        COM             718172109    7,725      148,096  SH       DEFINED        2     148,096
PHILIP MORRIS INTL INC        COM             718172109    8,238      157,928  SH       DEFINED        3     157,928
POPULAR INC                   COM             733174106      265       91,092  SH       DEFINED        1      91,092
POPULAR INC                   COM             733174106      893      306,771  SH       DEFINED        2     306,771
POPULAR INC                   COM             733174106      952      327,137  SH       DEFINED        3     327,137
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   66,470    1,380,200      PUT  DEFINED        1   1,380,200
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  223,795    4,646,900      PUT  DEFINED        2   4,646,900
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  239,495    4,972,900      PUT  DEFINED        3   4,972,900
RESEARCH IN MOTION LTD        COM             760975102    1,162       15,706  SH       DEFINED        1      15,706
RESEARCH IN MOTION LTD        COM             760975102    3,912       52,891  SH       DEFINED        2      52,891
RESEARCH IN MOTION LTD        COM             760975102    4,172       56,403  SH       DEFINED        3      56,403
ROVI CORP                     COM             779376102    3,266       87,952  SH       DEFINED        1      87,952
ROVI CORP                     COM             779376102   10,998      296,192  SH       DEFINED        2     296,192
ROVI CORP                     COM             779376102   11,728      315,856  SH       DEFINED        3     315,856
SOLUTIA INC                   COM NEW         834376501      476       29,527  SH       DEFINED        1      29,527
SOLUTIA INC                   COM NEW         834376501    1,602       99,436  SH       DEFINED        2      99,436
SOLUTIA INC                   COM NEW         834376501    1,708      106,037  SH       DEFINED        3     106,037
VERISIGN INC                  COM             92343E102    2,125       81,669  SH       DEFINED        1      81,669
VERISIGN INC                  COM             92343E102    7,156      275,036  SH       DEFINED        2     275,036
VERISIGN INC                  COM             92343E102    7,632      293,295  SH       DEFINED        3     293,295
VISA INC                      COM CL A        92826C839    4,003       43,976  SH       DEFINED        1      43,976
VISA INC                      COM CL A        92826C839   13,481      148,096  SH       DEFINED        2     148,096
VISA INC                      COM CL A        92826C839   14,376      157,928  SH       DEFINED        3     157,928
WELLPOINT INC                 COM             94973V107    4,449       69,105  SH       DEFINED        1      69,105
WELLPOINT INC                 COM             94973V107   14,983      232,722  SH       DEFINED        2     232,722
WELLPOINT INC                 COM             94973V107   15,977      248,173  SH       DEFINED        3     248,173


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